Short-Term and Long-Term Debt (Composition of Short-Term Debt and Weighted Average Contract Interest Rate on Short-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Short-term Debt [Line Items]
Short-term Debt	¥ 306,754	¥ 283,467
Weighted average rate	2.30%	1.70%
Japan | Bank Borrowings
Short-term Debt [Line Items]
Short-term Debt	¥ 83,940	¥ 79,494
Weighted average rate	2.00%	0.80%
Japan | Commercial Paper
Short-term Debt [Line Items]
Short-term Debt	¥ 51,597	¥ 50,096
Weighted average rate	0.00%	0.00%
Overseas | Bank Borrowings
Short-term Debt [Line Items]
Short-term Debt	¥ 167,920	¥ 153,877
Weighted average rate	3.10%	2.80%
Overseas | Commercial Paper
Short-term Debt [Line Items]
Short-term Debt	¥ 3,297	¥ 0
Weighted average rate	3.50%	0.00%